FINANCIAL INSTRUMENTS - Sensitivity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Financial instruments
Reasonably possible increase in risk component	5.00%	5.00%	5.00%
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ 426	$ 861	$ 324
Reasonably possible decrease in risk component	(5.00%)	(5.00%)	(5.00%)
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ (426)	$ (861)	$ (324)
Short-term investments	$ 14,217	$ 17,217		$ 8,517
Foreign currency risk | USD
Financial instruments
Reasonably possible increase in risk component	5.00%	5.00%	5.00%
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ (320)	$ (347)	$ (20)
Reasonably possible decrease in risk component	(5.00%)	(5.00%)	(5.00%)
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ 320	$ 347	$ 20
Foreign currency risk | EUR
Financial instruments
Reasonably possible increase in risk component	5.00%	5.00%	5.00%
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ (38)	$ (252)	$ (113)
Reasonably possible decrease in risk component	(5.00%)	(5.00%)	(5.00%)
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ 38	$ 252	$ 113